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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6360

                   Van Kampen New York Quality Municipal Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/04


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN NEW YORK QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



 PAR
 AMOUNT
 (000)   DESCRIPTION                                                                   COUPON         MATURITY         VALUE
         MUNICIPAL BONDS    145.8%
         NEW YORK    140.2%
$1,000   Amherst, NY Indl Dev Agy Rev Fac Student Hsg Ser A (AMBAC Insd)                5.750%       08/01/25      $1,089,710
 1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)         5.750        05/01/19       1,401,575
 3,550   Long Island Pwr Auth NY Elec Sys Rev Cap Apprec (FSA Insd)                         *        06/01/21       1,596,044
 2,000   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                 5.500        09/01/19       2,130,060
 2,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                         5.500        11/15/19       2,196,640
 1,500   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                             5.125        01/01/29       1,505,745
 1,000   Metropolitan Trans Auth NY Svc Contract Ser B (MBIA Insd)                      5.500        07/01/14       1,129,660
 1,215   Monroe Cnty, NY Indl Dev Agy Rev Pub Impt Canal Ponds Park Ser A               7.000        06/15/13       1,237,854
 1,125   Nassau Cnty, NY Impt Ser E (FSA Insd)                                          6.000        03/01/20       1,289,385
 2,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A (Prerefunded
         @ 11/15/10)                                                                    5.750        11/15/15       2,284,780
   820   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A-1 (AMBAC Insd)           5.375        11/15/16         896,285
 1,975   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A-1 (Prerefunded
         @ 11/15/11) (AMBAC Insd)                                                       5.375        11/15/16       2,223,712
 1,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser B Rfdg (AMBAC Insd)        5.000        11/15/17       1,062,940
 2,000   New York City Fiscal 2003 Ser I                                                5.750        03/01/16       2,199,500
 1,000   New York City Indl Dev Agy Fac Rev Royal Charter-NY Presbyterian (FSA Insd)    5.250        12/15/11       1,110,030
 2,000   New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Proj (AMT)      6.000        01/01/15       2,050,020
 1,000   New York City Mun Wtr Fin Auth Wtr & Swr Sys Rev                               5.500        06/15/33       1,041,410
 2,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B (FSA Insd)             5.000        06/15/29       2,004,420
 5,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser E                        5.000        06/15/34       4,962,100
 1,325   New York City Muni Wtr Fin Ser B                                               6.000        06/15/33       1,505,743
 2,175   New York City Muni Wtr Fin Ser B (Prerefunded @ 06/15/10)                      6.000        06/15/33       2,520,455
 1,200   New York City Ser G                                                            5.250        08/01/16       1,263,408
 2,000   New York City Ser H (FGIC Insd)                                                6.000        08/01/12       2,311,320
 1,750   New York City Transitional Fin Auth Rev Future Tax Secd Ser B (MBIA Insd)      5.250        05/01/16       1,893,238
 1,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser D (MBIA Insd)      5.250        02/01/19       1,606,650
 1,000   New York St Dorm Auth Lease Rev Court Fac Ser A                                5.500        05/15/20       1,066,790
 2,000   New York St Dorm Auth Lease Rev St Univ Dorm Fac                               5.375        07/01/16       2,160,360
 1,000   New York St Dorm Auth Lease Rev St Univ Dorm Fac (Prerefunded @ 07/01/12)      5.375        07/01/20       1,125,740
 1,000   New York St Dorm Auth Lease Rev St Univ Dorm Fac (Prerefunded @ 07/01/12)      5.000        07/01/32       1,098,590
 3,500   New York St Dorm Auth Rev City Univ Cons Third Gen Ser 1 (FGIC Insd)           5.250        07/01/25       3,606,540
 1,625   New York St Dorm Auth Rev City Univ Sys Cons Ser A                             5.625        07/01/16       1,829,766
 2,500   New York St Dorm Auth Rev City Univ Sys Third Gen Res Ser 2
         (Prerefunded @ 07/01/06)                                                       6.000        07/01/20       2,742,225
 1,000   New York St Dorm Auth Rev Hosp (MBIA Insd)                                     5.000        08/01/33       1,000,390
 1,000   New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B (XLCA Insd)              5.375        07/01/23       1,070,110
 1,500   New York St Dorm Auth Rev Mem Sloan-Kettering Ctr Ser 1 (MBIA Insd)            5.000        07/01/20       1,556,220
 5,875   New York St Dorm Auth Rev Mental Hlth Fac Impt Ser B                           5.250        02/15/22       6,141,725
 1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser C (MBIA Insd)                   5.375        10/01/15       1,097,520
 1,000   New York St Dorm Auth Rev Second Hosp North Gen Hosp Rfdg                      5.750        02/15/18       1,101,590
 1,370   New York St Dorm Auth Rev St Personal Income Tax Ed Ser A                      5.375        03/15/20       1,477,682



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
 1,500   New York St Dorm Auth Rev St Univ Ed Fac (Prerefunded @ 05/15/06)              5.750        05/15/10       1,631,775
 2,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                  6.000        05/15/16       2,274,620
 2,600   New York St Dorm Auth Rev St Univ Ed Fac Ser A (MBIA Insd)                     5.250        05/15/15       2,864,446
 3,000   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas Ser
         C (AMT) (MBIA Insd)                                                            5.600        06/01/25       3,046,890
   300   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Revolving
         Fd Ser A (Escrowed to Maturity)                                                5.750        06/15/12         345,741
 1,290   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Revolving
         Fd Ser E                                                                       6.600        06/15/09       1,314,820
    95   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Ser 02               5.750        06/15/12         108,753
   500   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Ser 02
         (Escrowed to Maturity)                                                         5.750        06/15/12         576,235
 2,000   New York St Environmental Fac Corp Solid Waste Disp Rev Occidental
         Petroleum Corp Proj (AMT)                                                      6.100        11/01/30       2,065,220
 1,565   New York St Environmental Fac Corp St Clean Wtr & Drinking
         Revolving Fd Ser B                                                             5.000        06/15/20       1,632,671
 1,470   New York St Hsg Fin Agy Rev Newburgh Interfaith Hsg Ser A                      7.050        11/01/12       1,472,043
 1,075   New York St Hsg Fin Agy St Personal Income Tax Rev Econ Dev & Hsg Ser A        5.250        09/15/19       1,137,791
 2,300   New York St Hsg Fin Agy St Personal Income Tax Rev Econ Dev & Hsg Ser A        5.250        09/15/21       2,410,515
 3,000   New York St Loc Govt Assistance Corp Ser E Rfdg                                6.000        04/01/14       3,470,010
 2,000   New York St Med Care Fac Fin Agy Rev Presbyterian Hosp Ser A Rfdg
         (Prerefunded @ 08/15/04) (FHA Gtd)                                             5.375        02/15/25       2,043,360
 2,820   New York St Mtg Agy Rev Homeowner Mtg Ser 79 (AMT)                             5.300        04/01/29       2,852,486
 2,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA Insd)                         5.250        04/01/19       2,134,340
 2,750   New York St Twy Auth Hwy & Brdg Tr Fd Ser B (FGIC Insd)                        5.000        04/01/16       2,899,600
 1,540   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                           5.500        04/01/16       1,690,966
 5,000   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg (Prerefunded
         @ 04/01/11)                                                                    5.250        04/01/14       5,554,850
 3,460   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg (Prerefunded
         @ 04/01/12)                                                                    5.500        04/01/16       3,917,550
 1,500   New York St Urban Dev Corp Rev Personal Income Tax Ser C-1 (FGIC Insd)         5.500        03/15/19       1,648,335
 2,000   New York St Urban Dev Corp Rev Personal Income Tax St Fac Ser A                5.375        03/15/19       2,148,500
 1,115   New York St Urban Dev Corp Rev Proj Pine Barrens                               5.375        04/01/17       1,155,330
 1,000   Rockland Cnty, NY Solid Waste Mgmt Auth Ser B (AMT) (AMBAC Insd)               5.125        12/15/28       1,000,090
 1,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                              5.250        01/01/17       1,069,920
 1,500   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                              5.250        01/01/18       1,597,980
 4,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                              5.000        01/01/32       3,967,400
 1,500   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty Yonkers Inc Ser A        6.625        02/01/26       1,594,155
                                                                                                                 -------------
                                                                                                                  131,214,324
                                                                                                                 -------------

         GUAM    1.1%
 1,000   Guam Pwr Auth Rev Ser A (Prerefunded @ 10/01/04)                               6.625        10/01/14       1,029,050
                                                                                                                 -------------

         PUERTO RICO    2.2%
 2,000   Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac Ser I                               5.250        07/01/33       2,021,480
                                                                                                                 -------------

         U. S. VIRGIN ISLANDS    2.3%
 2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)        6.125        10/01/29       2,117,340
                                                                                                                 -------------

TOTAL LONG-TERM INVESTMENTS    145.8%

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

  (Cost $128,513,637)                                                                                             136,382,194

SHORT-TERM INVESTMENT    0.8%
  (Cost $800,000)                                                                                                     800,000
                                                                                                                 -------------


TOTAL INVESTMENTS    146.6%
(Cost $129,313,637)                                                                                               137,182,194

OTHER ASSETS IN EXCESS OF LIABILITIES    1.5%                                                                       1,418,027

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (48.1%)                                                     (45,032,063)
                                                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                  $93,568,158
                                                                                                                 -------------

            Percentages are calculated as a percentage of net assets applicable to common shares.
*           Zero coupon bond

ACA         - American Capital Access
AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
FGIC        - Financial Guaranty Insurance Co.
FHA         - Federal Housing Administration
FSA         - Financial Security Assurance Inc.
MBIA        - Municipal Bond Investors Assurance Corp.
XLCA        - XL Capital Assurance Inc.
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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen New York Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004